UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Allocation Series

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2007 (Unaudited)

DWS Growth Allocation Fund

	Shares	Value ($)

Equity Funds 78.3%
DWS Blue Chip Fund "Institutional"	856,577	19,718,412
DWS Capital Growth Fund "Institutional"	292	16,037
DWS Commodity Securities Fund "Institutional"	267,226	3,401,781
DWS Communications Fund "Institutional"	39,184	1,080,682
DWS Disciplined Long/Short Value Fund "Institutional"	98,349	1,070,037
DWS Dreman Concentrated Value Fund "Institutional"	149,622	1,952,565
DWS Dreman High Return Equity Fund "Institutional"	60,005	3,248,672
DWS Dreman Mid Cap Value Fund "Institutional"	120,657	1,613,178
DWS Dreman Small Cap Value Fund "Institutional"	42,005	1,781,437
DWS Emerging Markets Equity Fund "S"	145,510	3,575,172
DWS Equity 500 Index Fund "Institutional"	494,195	85,930,615
DWS Equity Partners Fund "Institutional”	414,295	14,276,622

DWS Europe Equity Fund "Institutional"	425,775	17,861,271
DWS Global Thematic Fund "S"	322,568	11,941,472
DWS Growth & Income Fund "Institutional"	689,269	16,108,218
DWS Health Care Fund "Institutional"	80,611	2,249,040
DWS International Fund "Institutional"	58,566	4,022,913
DWS International Select Equity Fund "Institutional"	322,646	4,200,856
DWS International Value Opportunities Fund "Institutional"	12,942	161,777
DWS Japan Equity Fund "S"	60,055	915,842
DWS Large Cap Value Fund "Institutional"	1,155,013	27,916,659
DWS Large Company Growth Fund "Institutional"	316,481	9,345,682
DWS Micro Cap Fund "Institutional"	28,094	580,978
DWS RREEF Global Real Estate Securities Fund "Institutional"	11,658	148,170
DWS RREEF Real Estate Securities Fund "Institutional"	115,503	3,179,798
DWS Small Cap Core Fund "S"	559,112	13,871,568
DWS Small Cap Growth Fund "Institutional"	117,579	3,073,515
DWS Small Cap Value Fund "S"	347,784	9,024,987
DWS Technology Fund "Institutional"	195,997	2,528,357

Total Equity Funds (Cost $213,663,618)		264,796,313
Fixed Income – Bond Funds 19.9%
DWS Core Fixed Income Fund "Institutional"	6,024,803	63,923,164
DWS Core Plus Income Fund "Institutional"	1,825	22,845
DWS Emerging Markets Fixed Income Fund "S"	1,678	21,260
DWS GNMA Fund "S"	1,083	15,780
DWS High Income Fund "Institutional"	632,704	3,486,199
DWS High Income Plus Fund "Institutional"	2,305	18,139

Total Fixed Income – Bond Funds (Cost $67,353,851)		67,487,387
Fixed Income - Money Market Funds 2.1%
Cash Management QP Trust	6,939,319	6,939,319
DWS Money Market Prime Series	8,296	8,296
DWS Money Market Series "Institutional"	24,682	24,682

Total Fixed Income - Money Market Funds (Cost $6,972,297)		6,972,297
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 287,989,766)	100.3	339,255,997
Other Assets and Liabilities, Net	(0.3)	(965,989)

Net Assets	100.0	338,290,008

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth Allocation Fund, a series of DWS Allocation Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 20, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 20, 2007